Document and Entity Information Document	Aug. 29, 2019
Cover page.
Document Type	8-K
Entity Emerging Growth Company	false
Entity Registrant Name	QUIDEL CORP /DE/
Entity Central Index Key	0000353569
Document Period End Date	Aug. 29, 2019
Title of 12(b) Security	Common Stock, $0.001 Par Value
Entity Incorporation, State or Country Code	DE
Entity File Number	0-10961
Trading Symbol	QDEL
Security Exchange Name	NASDAQ
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Tax Identification Number	94-2573850
Entity Address, Address Line One	12544 High Bluff Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	858
Local Phone Number	552-1100